Annual Fund Operating Expenses - First Trust Merger Arbitrage ETF - First Trust Merger Arbitrage ETF	Dec. 01, 2021
Operating Expenses:
Management Fees	1.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.98%	[1]
Total Annual Fund Operating Expenses	2.23%

[1]	Other Expenses consist of margin interest expense and dividend expense on investments sold short.